Leases - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Leases	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£) Leases
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	56 years	56 years
Percentage of right of use assets value	95.00%	94.00%		95.00%
Lease liabilities	$ 427	$ 419
Impairment loss			$ 4
System Fund impairment charge			32
Undiscounted rent payable amount	3,430	3,442
Remaining undiscounted cash flows	$ 3,233	$ 3,252
Percentage of undiscounted cash flows relating to lease liabilities	94.00%	94.00%		94.00%
Impairment charges right of use assets			43
Percentage Of Lease Liabilities Implicit Rate	9.70%
Future minimum operating sublease payment receivables	$ 9	$ 9	2
Impairment reversal	2
US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Lease system fund impairment charge reversal		$ 3
US corporate headquarters [Member] | System Fund [member]
Disclosure Of Information Leases [Line Items]
Pre tax discount rate		9.50%
EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Impairment reversal	$ 2
Americas [member] | Reportable segments [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			43
Right-of-use assets [member]
Disclosure Of Information Leases [Line Items]
Description of extended lease term	20
Impairment loss	$ 5		16
Period over which management has projected cash flows	five-year
System Fund impairment charge			32
Impairment charges right of use assets			11
Right-of-use assets [member] | EMEAA [Member]
Disclosure Of Information Leases [Line Items]
Pre tax discount rate	17.60%			17.60%
Impairment charges right of use assets	$ 2
Impairment reversal	2
Recoverable amount of asset or cash-generating unit	$ 9
Right-of-use assets [member] | Americas [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			5
Right-of-use assets [member] | Central [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			6
Property, plant and equipment subject to operating leases [member]
Disclosure Of Information Leases [Line Items]
Impairment charges right of use assets			$ 7
Eight Priority Leases [member]
Disclosure Of Information Leases [Line Items]
Number of top leases | Leases	8			8
Undiscounted rent payable amount	$ 289
Operating Leases Excluding Inter Continental Boston lease [Member]
Disclosure Of Information Leases [Line Items]
Weighted average remaining lease term	9 years	8 years
InterContinental Boston and the US corporate headquarters [Member]
Disclosure Of Information Leases [Line Items]
Lease liabilities	$ 348	$ 356
UK Portfolio leases [Member]
Disclosure Of Information Leases [Line Items]
Lease Term	21 years
Annual Rent Payment | £				£ 34
Bottom of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	1 year
Top of range [member]
Disclosure Of Information Leases [Line Items]
Lease Term	99 years
Lease Incremental borrowing rates	11.00%			11.00%